Other current assets (Tables)	12 Months Ended
Dec. 31, 2024
Other Current Assets [Abstract]
Summary of Other Current Assets

	2024	2023
	(in € millions)
Content assets	47	95
Prepaid expenses and other	71	64
Derivative assets	14	9
Total	132	168